Cover	May 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	TARSUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39614
Entity Tax Identification Number	81-4717861
Entity Address, Address Line One	17700 Laguna Canyon Road
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	418-1801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TARS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001819790
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	15440 Laguna Canyon Road
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618